Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common stock	Common stock in treasury	Accumulated other comprehensive income (loss)	Retained earnings
Balances at Sep. 30, 2012	$ 3,802	$ 2,592	$ (28)	$ 5	$ 1,233
Balances (in shares) at Sep. 30, 2012		370.9
Increase (Decrease) in Shareholders' Equity
Net income	551				551
Other comprehensive income (loss), net of tax	(4)			(4)
Dividends ($0.52, $0.48 and $1.40 per common share for the fiscal years ended September 27, 2015, September 28, 2014, and September 29, 2013 respectively)	(519)				(519)
Issuance of common stock pursuant to team member stock plans	81	$ 81
Issuance of common stock pursuant to team member stock plans (in shares)		4.1
Purchase of treasury stock	(125)		(125)
Purchase of treasury stock (in shares)		(2.6)
Tax benefit related to exercise of team member stock options	36	$ 36
Share-based payment expense	56	56
Balances at Sep. 29, 2013	3,878	$ 2,765	(153)	1	1,265
Balances (in shares) at Sep. 29, 2013		372.4
Increase (Decrease) in Shareholders' Equity
Net income	579				579
Other comprehensive income (loss), net of tax	(8)			(8)
Dividends ($0.52, $0.48 and $1.40 per common share for the fiscal years ended September 27, 2015, September 28, 2014, and September 29, 2013 respectively)	(176)				(176)
Issuance of common stock pursuant to team member stock plans	41	$ 21	20
Issuance of common stock pursuant to team member stock plans (in shares)		1.9
Purchase of treasury stock	$ (578)		(578)
Purchase of treasury stock (in shares)	(13.9)	(13.9)
Tax benefit related to exercise of team member stock options	$ 9	$ 9
Share-based payment expense	68	68
Balances at Sep. 28, 2014	$ 3,813	$ 2,863	(711)	(7)	1,668
Balances (in shares) at Sep. 28, 2014	360.4	360.4
Increase (Decrease) in Shareholders' Equity
Net income	$ 536				536
Other comprehensive income (loss), net of tax	(21)			(21)
Dividends ($0.52, $0.48 and $1.40 per common share for the fiscal years ended September 27, 2015, September 28, 2014, and September 29, 2013 respectively)	(186)				(186)
Issuance of common stock pursuant to team member stock plans	66	$ (34)	100
Issuance of common stock pursuant to team member stock plans (in shares)		2.3
Purchase of treasury stock	$ (513)		(513)
Purchase of treasury stock (in shares)	(13.8)	(13.8)
Tax benefit related to exercise of team member stock options	$ 11	$ 11
Share-based payment expense	64	64
Other	(1)				(1)
Balances at Sep. 27, 2015	$ 3,769	$ 2,904	(1,124)	(28)	2,017
Balances (in shares) at Sep. 27, 2015	348.9	348.9
Increase (Decrease) in Shareholders' Equity
Net income	$ 419				419
Other comprehensive income (loss), net of tax	(1)			(1)
Dividends ($0.52, $0.48 and $1.40 per common share for the fiscal years ended September 27, 2015, September 28, 2014, and September 29, 2013 respectively)	(131)				(131)
Issuance of common stock pursuant to team member stock plans	17	$ (22)	39
Issuance of common stock pursuant to team member stock plans (in shares)		1.1
Purchase of treasury stock	$ (929)		(929)
Purchase of treasury stock (in shares)	(31.2)	(31.2)
Tax benefit related to exercise of team member stock options	$ 3	$ 3
Share-based payment expense	39	39
Other	(1)				(1)
Balances at Jul. 03, 2016	$ 3,185	$ 2,924	$ (2,014)	$ (29)	$ 2,304
Balances (in shares) at Jul. 03, 2016	318.8	318.8